Group Information	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Group Information
5 Group Information
As of December 31, 2024 and 2025, the Group consolidated entities included the Parent entity (Jumia Technologies AG) and the following subsidiaries:

Company name	Country of incorporation	% control		Principal activities(1)
		December 31, 2024	December 31, 2025
Africa Internet General Trading LLC	UAE	100.00	100.00	Services
Africa Internet Services SAS	FRANCE	100.00	0.00	—
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	0.00	—
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.89	99.89	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	0.00	—
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	0.00	—
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	100.00	0.00	—
Atol Services Gabon SARL	GABON	100.00	100.00	Not active
Atol Technology PLC	ETHIOPIA	100.00	100.00	Not active

Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.89	99.89	Online retailer
Ecart Services Algeria SARL	ALGERIA	100.00	100.00	Not active
Ecart Services Cameroon Ltd.	CAMEROON	100.00	0.00	—
Ecart Services Ivory Coast SARL	IVORY COAST	100.00	100.00	Online retailer
Ecart Services Kenya Ltd.	KENYA	100.00	100.00	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	100.00	100.00	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Hellopay Africa Integrated Services Ltd.	NIGERIA	100.00	100.00	Payment licensed entity
Jade E-Services Algeria SARL	ALGERIA	100.00	100.00	Marketplace
Jade E-Services Ghana Ltd.	GHANA	100.00	100.00	Online retailer
Jade E-Services Kenya Ltd.	KENYA	100.00	100.00	Not active
Jade E-Services Senegal SARL	SENEGAL	100.00	100.00	Online retailer
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	100.00	100.00	Not active
Jade E-Services Tunisia SARL	TUNISIA	100.00	0.00	—
Jade E-Services Uganda Ltd.	UGANDA	100.00	100.00	Online retailer
Jolali Global Resources Ltd.	NIGERIA	99.89	0.00	—
Jumia Egypt LLC	EGYPT	100.00	100.00	Online retailer
Jumia Electronic Payment Services S.A.E	EGYPT	100.00	100.00	Payment licensed entity
Jumia Eservices SARL	TUNISIA	100.00	100.00	Not active
Jumia Financial Services Ltd.	NIGERIA	100.00	100.00	Not active
Jumia for Trading LLC	EGYPT	100.00	100.00	Importation
Jumia Payment Services Kenya Ltd.	KENYA	100.00	100.00	Payment licensed entity
Jumia Payment Services Ltd.	UGANDA	100.00	0.00	—
Jumia Services FZ-LLC	UAE	100.00	100.00	Services
Jumia Services GmbH	GERMANY	100.00	100.00	Services
Jumia Technologies Cote D'Ivoire SARLU	IVORY COAST	100.00	100.00	Marketing services
Jumia Technologies SUARL	TUNISIA	100.00	100.00	Services
Jumia Technology Services (Shenzhen) Co., Ltd	CHINA	100.00	100.00	Services
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Jumia USA LLC	USA	100.00	0.00	—
JumiaPay Tunisie Suarl	TUNISIA	100.00	100.00	Not active
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	100.00	0.00	—
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	100.00	0.00	—
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	100.00	0.00	—

Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	100.00	0.00	—
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	100.00	100.00	Not active
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	Services
Vamido Global Resources Ltd.	NIGERIA	99.89	0.00	—
_________________________
(1)Principal activities as of December 31, 2025
As of December 31, 2024 and 2025, the Group consolidated 63 and 48 legal entities, respectively. The changes in scope during 2025 were as follows:
Deconsolidations
•Africa Internet Services SAS,
•Atol Internet Services S.a.r.l. Tunisia,
•Ecart Services Cameroon Ltd.,
•Jade E-Services Tunisia SARL,
•Jolali Global Resources Ltd.,
•Jumia USA LLC,
•Jumia Payment Services Ltd. and
•Vamido Global Resources Ltd.
Mergers
•AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG merged into AIH General Merchandise UG (haftungsbeschränkt) & Co. KG,
•Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG merged into AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG, and
•AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG, AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG, merged into Jumia UG (haftungsbeschränkt) & Co. KG.